As filed with the Securities and Exchange Commission on                                         , 2010

Registration No. 333-90243
811-06459

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
MERRILL LYNCH RETIREMENT POWER®
FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Pre-Effective Amendment No.___
Post-Effective Amendment No. 11
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 70
MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
(Exact Name of Registrant)
TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY
(Name of Depositor)
425 West Capitol Avenue, Suite 1800
Little Rock, AR 72201
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (319) 355-8330
Darin D. Smith, Esq.
Transamerica Advisors Life Insurance Company
4333 Edgewood Road, N.E.
Cedar Rapids, IA 52499-4240
(Name and Address of Agent for Service)
Copy to:
Mary Thornton Payne, Esq.
Sutherland Asbill and Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415
Title of Securities Being Registered: Flexible Premium Variable Annuity Policies
It is proposed that this filing become effective:
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on ______________ pursuant to paragraph (b) of Rule 485
    Ö     60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on ______________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Retirement Power Slip Sheet Insert
This Registration Statement incorporates by reference Parts A and B included in Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-4 (File Nos. 333-90243/811-06459), dated May 1, 2006, that was filed with the Commission on April 21, 2006, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.
This Registration also incorporates by reference the Prospectus and Statement of Additional Information dated May 1, 2006 filed on May 4, 2006 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated September 29, 2006, that was filed with the Commission on September 29, 2006 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated August 31, 2007, that was filed with the Commission on August 31, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated September 24, 2007, that was filed with the Commission on September 24, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated September 28, 2007, that was filed with the Commission on September 28, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated October 19, 2007, that was filed with the Commission on October 19, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated December 12, 2007, that was filed with the Commission on December 12, 2007 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated December 28, 2007, that was filed with the Commission on January 4, 2008 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated July 24, 2008, that was filed with the Commission on July 24, 2008 pursuant to Rule 497 under the Securities Act of 1933.

This Registration also incorporates by reference the supplement dated July 16, 2009, that was filed with the Commission on July 16, 2009 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated August 19, 2009, that was filed with the Commission on August 19, 2009 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated June 1, 2010, that was filed with the Commission on June 1, 2010 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated June 14, 2010, that was filed with the Commission on June 14, 2010 pursuant to Rule 497 under the Securities Act of 1933.
This Registration also incorporates by reference the supplement dated July 30, 2010, that was filed with the Commission on July 30, 2010 pursuant to Rule 497 under the Securities Act of 1933.

TRANSAMERICA ADVISORS LIFE
INSURANCE COMPANY
(formerly known as
Merrill Lynch Life Insurance Company)
Merrill Lynch Life Variable Annuity
Separate Account A
Supplement Dated                     , 2010
to the
Prospectus For
MERRILL LYNCH RETIREMENT POWER®
(Dated May 1, 2006)
This supplement describes changes to the variable annuity contract listed above (the “Contract”) issued by Transamerica Advisors Life Insurance Company (formerly Merrill Lynch Life Insurance Company). Please retain this supplement with your Prospectus for future reference.
The following addresses and phone numbers replace all references in the Prospectus:
Notice to Contract Owners
Contact us at:
Transamerica Advisors Life Insurance Company
Service Center
4333 Edgewood Road, NE
Cedar Rapids, Iowa 52499-0001
800-535-5549
The following is a list of the currently available funds under the contract:

AIM Variable Insurance Funds (Invesco Variable Insurance
Funds) — Series I Shares
Managed by Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Comstock Fund

AllianceBernstein Variable Products Series Fund, Inc. — Class A
Managed by AllianceBernstein L.P.
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio

American Century Variable Portfolios, Inc. — Class I
Managed by American Century Investment Management, Inc.
VP Ultra® Fund

BlackRock Variable Series Fund, Inc. — Class I Shares
Managed by BlackRock Investments, LLC
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Money Market V.I.Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Value Opportunities V.I. Fund	Davis Variable Account Fund, Inc.
Managed by Davis Selected Advisers, LP
Davis Value Portfolio

Federated Insurance Series — Primary Class Shares
Managed by Federated Equity Management Company of Pennsylvania
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II

MFS® Variable Insurance Trust — Initial Class
Managed by MFS® Investment Management
MFS® Growth Series

PIMCO Variable Insurance Trust — Administrative Class Shares
Managed by Pacific Investment Management Company LLC
Total Return Portfolio

Seligman Portfolios, Inc. — Class I
Managed by J. & W. Seligman & Co. Incorporated
Seligman Smaller-Cap Value Portfolio

The following hereby replaces the “FEE TABLE” section in the Prospectus:
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Charge (as a % of premium withdrawn)	None
Transfer Fee[1]	$25
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Periodic Charges Other Than Fund Expenses
Annual Contract Fee[2]	$40
Separate Account Annual Expenses (as a % of average Separate Account value)
Current and Maximum Asset-Based Insurance Charge	1.59%
Annual Charge for Optional Rider:
Estate Enhancer Charge[3]	0.25%

[1]	There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

[2]	The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $25,000.

[3]	The Estate Enhancer charge will be assessed annually at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider. We don’t deduct this charge after the annuity date.
The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2009, before and after any contractual waivers and expense reimbursement. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[4]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)%		%	[5]

[4]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses, the Estate Enhancer Charge, and Annual Fund Operating Expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:
     Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$	$	$	$
     Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$	$	$	$
Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.
The Example does not reflect the $40 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. They assume that the Estate Enhancer benefit is elected and reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the “Charges and Discussions” section in the Prospectus and the Fund prospectuses for a further discussion of fees and charges.
The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.
Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus Supplement.
The following hereby replaces the “Merrill Lynch Life Insurance Company” section in the Prospectus:
TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY
(FORMERLY “MERRILL LYNCH LIFE INSURANCE COMPANY”)
We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., (“Merrill Lynch”) a corporation whose common stock is traded on the New York Stock Exchange.
Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.
The following hereby replaces the “Certain Payments We Receive With Regard to the Funds” section in the Prospectus:
Certain Payments We Receive With Regard to the Funds
We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:
•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.35% annually.
The combined percentages we receive with regard to each Fund currently range from 0% to 0.378% annually. Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information — Selling the Contract” in this prospectus.
The following hereby replaces the “Disruptive Trading” section in the Prospectus:
Disruptive Trading
Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.
Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

•	imposing a redemption fee on certain transfers.
Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.
Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.
Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.
Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.
In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.
Effective on or about December 31, 2010, Transamerica Asset Management, Inc. will replace Roszel Investment Advisors, LLC as the investment advisor to the Asset Allocation Program offered in your variable annuity. The following hereby replaces corresponding paragraphs in the “Asset Allocation Program” section of the prospectus.
Asset Allocation Program

The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program.
General. We make available to contract owners an Asset Allocation Program, for which Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM [____]% of the value of the assets in the Merrill Lynch Retirement Power® products Asset Allocation Program. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.
There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.
Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently six asset allocation models to choose from:
•	Conservative (formerly, Capital Preservation)

•	Moderately Conservative (formerly, Income)

•	Moderate (formerly, Income & Growth)

•	Moderately Aggressive (formerly, Growth)

•	Aggressive (formerly, Aggressive Growth)

•	All Equity Plus
When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.
All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance.
Changes to the Composition of Asset Allocation Models. On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, TAM considers that Program participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by TAM for the asset allocation models. In addition, those Program participants will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.
Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.
Initial Allocation to the Selected Asset Allocation Model. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount. If your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount, we will allocate your contract value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the BlackRock Money Market V.I. Subaccount, if applicable), we will reallocate your contract value on the last business day of the calendar quarter in which we receive the information necessary to process the request in accordance with the selected model in effect at that time.
Quarterly Rebalancing. On the last business day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:
•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and

•	any adjustments TAM has made to the selected model.
The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount, if applicable.
We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.
Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly.
Other Information. At any time, a Program participant can request to change his or her selected model or the allocation of his or her contract value among the subaccounts, or can elect to terminate his or her participation in the Asset Allocation Program. TAM will contact Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.

Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.
For more information on TAM’s role as investment adviser for Program participants, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.
Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.
This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.
The following sections are added to the “Federal Income Taxes” section of the Prospectus:
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.
Estate, Gift and Generation-Skipping Transfer Taxes in 2010
In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
The following sections are added to the “Other Information” section of the Prospectus:
Financial Condition of the Company
We pay the benefits under your Contract from our general account assets and/or from your contract value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for contract value allocated to the subaccounts. Your contract value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”

Assets in the General Account. Any guarantees under the Contract that exceed your contract value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.
The following hereby replaces the “Selling the Contracts” section of the Prospectus:
Selling the Contract
We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.
We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.
The maximum amount of commissions paid to the Merrill Lynch Life Agencies is ____% of each premium and up to ____% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is ____% of contract value. The maximum commission payable to Financial Advisors for Contract sales is ____% of each premium and up to ____% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is _____% of contract value not subject to a sales charge. Reduced compensation may be paid on Contracts purchased by any of our or our affiliates’ employees or their spouses or dependents.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.
Commissions and other incentives or payments described above are not charged directly to Contract owners or the Accounts. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
The following hereby replaces the “Experts” section of the Prospectus:
Experts
The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2009 and 2008, and for the years then ended, and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2009, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801Grand Avenue, Suite 3000, Des Moines, Iowa 50309.
The following hereby replaces the Legal Matters” section of the Prospectus:
Legal Matters
Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.

The following replaces, the ACCUMULATION UNIT VALUES section of the prospectus:
ACCUMULATION UNIT VALUES
(Condensed Financial Information)

		Beginning		Ending
Subaccount	Year	AUV		AUV		# Units
Invesco V.I. Core Equity Fund — Series I Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$6.12	$
	2005		$5.89		$6.12	1,430,028.8
	2004		$5.66		$5.89	1,879,209.7
	2003		$4.59		$5.66	2,673,923.7
	2002		$6.69		$4.59	3,298,062.5
	2001		$7.78		$6.69	4,005,803.9
	2000		$10.00		$7.78	2,806,566.3

Invesco V.I. International Growth Fund — Series I Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$8.53	$
	2005		$7.35		$8.53	3,213,782.0
	2004		$6.02		$7.35	2,360,417.0
	2003		$4.74		$6.02	2,745,399.3
	2002		$5.71		$4.74	3,200,434.4
	2001		$7.59		$5.71	3,659,351.1
	2000		$10.00		$7.59	2,746,234.2

Invesco Van Kampen V.I. Capital Growth Fund — Series I Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$4.86	$
	2005		$4.58		$4.86	2,086,414.2
	2004		$4.35		$4.58	2,954,668.8
	2003		$3.47		$4.35	3,763,805.1
	2002		$5.22		$3.47	4,663,557.1
	2001		$7.74		$5.22	5,426,051.6
	2000		$10.00		$7.74	8,224,816.3

Invesco Van Kampen V.I. Comstock Fund — Series I Shares	2009	$		$
Subaccount Inception Date May 1, 2004	2008	$		$
	2007	$		$
	2006		$11.58	$
	2005		$11.27		$11.58	1,627,329.8
	2004		$10.00		$11.27	1,131,768.8

AllianceBernstein Growth and Income Portfolio — Class A Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$12.07	$
	2005		$11.70		$12.07	4,105,360.3
	2004		$10.66		$11.70	2,902,789.4
	2003		$8.18		$10.66	3,819,864.9
	2002		$10.66		$8.18	4,928,031.9
	2001		$10.79		$10.66	6,205,739.8
	2000		$10.00		$10.79	2,338,766.8

AllianceBernstein Large Cap Growth Portfolio — Class A Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$6.33	$
	2005		$5.58		$6.33	5,023,946.7
	2004		$5.22		$5.58	4,087,265.7
	2003		$4.29		$5.22	5,242,310.7
	2002		$6.29		$4.29	6,131,096.9
	2001		$7.71		$6.29	7,256,210.9
	2000		$10.00		$7.71	5,973,290.7

		Beginning		Ending
Subaccount	Year	AUV		AUV		# Units
American Century VP Ultra® Fund — Class I Shares	2009	$		$
Subaccount Inception Date May 1, 2004	2008	$		$
	2007	$		$
	2006		$10.71	$
	2005		$10.65		$10.71	428,711.5
	2004		$10.00		$10.65	38,548.1

BlackRock Basic Value V.I. Fund — Class I Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$13.18	$
	2005		$13.01		$13.18	3,159,796.6
	2004		$11.90		$13.01	5,444,523.3
	2003		$9.08		$11.90	5,242,204.4
	2002		$11.21		$9.08	5,178,026.7
	2001		$10.93		$11.21	4,082,449.8
	2000		$10.00		$10.93	1,067,940.3

BlackRock Capital Appreciation V.I. Fund — Class I Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$7.38	$
	2005		$6.98		$7.38	4,838,868.1
	2004		$6.64		$6.98	6,037,283.2
	2003		$5.27		$6.64	6,749,609.5
	2002		$7.38		$5.27	16,295,553.0
	2001		$9.16		$7.38	9,904,206.1
	2000		$10.00		$9.16	3,238,595.8

BlackRock Government Income V.I. Fund — Class I Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$12.81	$
	2005		$12.61		$12.81	1,772,589.3
	2004		$12.30		$12.61	2,178,660.8
	2003		$12.25		$12.30	2,953,763.7
	2002		$11.33		$12.25	9,452,240.0
	2001		$10.76		$11.33	7,997,898.5
	2000		$10.00		$10.76	671,790.2

BlackRock International Value V.I. Fund — Class I Shares	2009	$		$
Subaccount Inception Date November 21, 2003	2008	$		$
	2007	$		$
	2006		$14.44	$
	2005		$13.14		$14.44	1,291,499.3
	2004		$10.90		$13.14	1,628,119.6
	2003		$9.93		$10.90	1,926,391.4

BlackRock Money Market V.I. Fund — Class I Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$10.51	$
	2005		$10.40		$10.51	2,312,367.7
	2004		$10.47		$10.40	2,884,135.2
	2003		$10.56		$10.47	5,746,731.7
	2002		$10.57		$10.56	7,587,533.0
	2001		$10.34		$10.57	10,396,927.8
	2000		$10.00		$10.34	7,518,920.9

BlackRock S&P 500 Index Fund — Class I Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$8.10	$
	2005		$7.88		$8.10	2,608,860.3
	2004		$7.25		$7.88	3,164,559.5
	2003		$5.75		$7.25	8,544,160.2
	2002		$7.53		$5.75	4,091,901.9
	2001		$8.72		$7.53	5,843,073.6
	2000		$10.00		$8.72	1,964,339.7

		Beginning		Ending
Subaccount	Year	AUV		AUV		# Units
BlackRock Total Return V.I. Fund — Class I Shares	2009	$		$
Subaccount Inception Date July 2, 2001	2008	$		$
	2007	$		$
	2006		$11.19	$
	2005		$11.14		$11.19	3,293,041.6
	2004		$10.83		$11.14	4,264,697.7
	2003		$10.50		$10.83	3,998,547.7
	2002		$10.00		$10.50	246,444.2

BlackRock Value Opportunities V.I. Fund — Class I Shares	2009	$		$
Subaccount Inception Date July 1, 2002	2008	$		$
	2007	$		$
	2006		$14.82	$
	2005		$13.64		$14.82	379,367.8
	2004		$12.06		$13.64	378,352.5
	2003		$8.57		$12.06	291,576.4
	2002		$10.00		$8.57	226,262.2

Davis Value Portfolio	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$10.73	$
	2005		$9.96		$10.73	5,785,105.3
	2004		$9.01		$9.96	10,899,757.7
	2003		$7.05		$9.01	7,006,410.3
	2002		$8.56		$7.05	5,911,799.0
	2001		$9.70		$8.56	6,931,720.5
	2000		$10.00		$9.70	3,023,588.1

Federated Capital Appreciation Fund II — Primary Class Shares	2009	$		$
Subaccount Inception Date May 1, 2004	2008	$		$
	2007	$		$
	2006		$10.68	$
	2005		$10.64		$10.68	47,976.4
	2004		$10.00		$10.64	29,621.8

Federated Kauffman Fund II — Primary Class Shares	2009	$		$
Subaccount Inception Date May 1, 2004	2008	$		$
	2007	$		$
	2006		$12.18	$
	2005		$11.12		$12.18	165,623.8
	2004		$10.00		$11.12	97,341.1

MFS® Growth Series — Initial Class	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$5.02	$
	2005		$4.67		$5.02	1,868,517.5
	2004		$4.20		$4.67	2,349,790.3
	2003		$3.28		$4.20	2,986,953.2
	2002		$5.03		$3.28	3,953,822.2
	2001		$7.68		$5.03	4,368,299.6
	2000		$10.00		7.68	3,39,3776.3

PIMCO Total Return Portfolio — Administrative Class Shares	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$13.21	$
	2005		$13.10		$13.21	7,734,541.0
	2004		$12.69		$13.10	8,998,945.3
	2003		$12.27		$12.69	10,726,232.8
	2002		$11.43		$12.27	8,263,293.9
	2001		$10.72		$11.43	10,316,397.0
	2000		$10.00		$10.72	4,133,521.9

Seligman Smaller-Cap Value Portfolio — Class I	2009	$		$
Subaccount Inception Date April 3, 2000	2008	$		$
	2007	$		$
	2006		$20.24	$
	2005		$21.41		$20.24	990,977.7
	2004		$18.14		$21.41	1,288,376.3
	2003		$12.29		$18.14	1,569,440.8
	2002		$14.75		$12.29	2,683,361.6
	2001		$12.14		$14.75	4,734,330.7
	2000		$10.00		$12.14	742,854.4

*     *     *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001.

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY
Merrill Lynch Life Variable Annuity
Separate Account A
MERRILL LYNCH RETIREMENT POWER®
Supplement Dated                     , 2010
To the
Statement of Additional Information dated May 1, 2006
The following herby replaces section “Selling The Contract” in the Statement of Additional Information.
SELLING THE CONTRACT
Effective May 1, 2008, Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2007 and 2008, MLPF&S received $                     and $                    , respectively, in commissions. For the years ended December 31, 2008 and 2009, Transamerica Capital, Inc. received $                                        $ and $                     in commissions.
The following herby supplements and replaces the financial statements contained in the Statement of Additional Information for Merrill Lynch Life Insurance Company and Merrill Lynch Life Variable Annuity Separate Account A.

PART C OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Advisors Life Insurance Company authorizing establishment of the Separate Account. Note 1

(2)		Not Applicable.

(3)	(a)	Amended and Restated Principal Underwriting Agreement by and between Transamerica Capital, Inc. and Transamerica Advisors Life Insurance Company. Note 7

	(b)	Form of Broker/Dealer and Life Insurance Company Products Sales Agreement. Note 2

(4)	(a)	Form of Policy. Note 3

	(b)	Form of Individual Retirement Annuity Endorsement. Note 3

	(c)	Form of Tax Sheltered Annuity Endorsement. Note 3

(5)	(a)	Form of Application. Note 3

(6)	(a)	Articles of Incorporation of Transamerica Advisors Life Insurance Company. Note 6

	(b)	ByLaws of Transamerica Advisors Life Insurance Company. Note 6

(7)		Reinsurance Agreements.

	(a)	GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 4

	(a)(1)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 4

	(b)	GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Note 4

	(b)(1)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 4

	(c)	DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. Note 4

	(c)(1)	Amendment No. 3 to the DEBR Reinsurance Agreement. Note 4

(8)	(a)	Participation Agreement (AIM). Note 5.

	(a)(1)	Amendment No. 2 to Participation Agreement (AIM). Note 6

	(a)(2)	Amendment No. 6 to Participation Agreement (AIM). Note 6

	(a)(3)	Amendment No. 7 to Participation Agreement (AIM ). Note 6

	(a)(4)	Amendment No. 9 to Participation Agreement (AIM). Note 6

	(b)	Participation Agreement (AllianceBernstein). Note 6

	(b)(1)	Amendment 4 to Participation Agreement (AllianceBernstein). Note 6

	(b)(2)	Amendment 8 to Participation Agreement (AllianceBernstein). Note 6

	(b)(3)	Amendment 9 to Participation Agreement (AllianceBernstein). Note 6

	(b)(4)	Amendment 10 to Participation Agreement (AllianceBernstein). Note 6

	(c)	Participation Agreement (American Century). Note 6

	(c)(1)	Amendment No. 1 to Participation Agreement (American Century). Note 6

	(d)	Participation Agreement (BlackRock). Note 6

	(d)(1)	Amendment No. 5 to Participation Agreement (BlackRock). Note 6

	(d)(2)	Amendment to Fund Participation Agreement (BlackRock). Note 6

	(e)	Participation Agreement (Davis). Note 6

	(f)	Participation Agreement (Federated). Note 6

	(f)(1)	Amendment No. 1 to Participation Agreement (Federated). (Note) 6

	(g)	Participation Agreement (MFS). Note 6

	(g)(1)	Amendment No. 2 to Participation Agreement (MFS). Note 6

	(h)	Participation Agreement (PIMCO). Note 6

	(h)(1)	Amendment No. 1 to Participation Agreement (PIMCO). Note 6

	(i)	Participation Agreement (Seligman). Note 6

(9)	(a)	Opinion and Consent of Counsel. Note 7

	(b)	Consent of Counsel. Note 7

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 7

	(b)	Opinion and Consent of Actuary. Note 7

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. (R. Frederick, J. Mallett, E. Martin, L. Olejniczak) Note 6.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 10 to form N-4 Registration Statement (File No. 33-43773) on December 10, 1996.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 6 to form N-4 Registration Statement (File No. 333-125817) on February 15, 2008.

Note 3.	Filed with Initial Filing to form N-4 Registration Statement (File No. 333-90243) on November 3, 1999.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 32 to form N-4 Registration Statement (File No. 33-43773) on April 28, 2009.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No. 33-43773) on April 24, 1997.

Note 6.	Filed herewith

Note 7.	To be filed by Amendment.
Item 25. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Robert R. Federick	Director and Senior Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

John T. Mallett	Director and Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Eric J. Martin	Director, Treasurer, Vice President, Chief Financial
4333 Edgewood Road, N.E.	Officer and Corporate Controller
Cedar Rapids, Iowa 52499-0001

Lonny J. Olejniczak	Director and President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Ronald L. Ziegler	Director and Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Item 26.	Persons Controlled By or under Common Control With the Depositor or Registrant.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management(Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans Investment in mortgages

AEGON Core Mortgage Fund, LP	Delaware	General Partner — AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	(Canada) B.V. 100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc. AEGON International B.V.	Delaware Netherlands	100% Commonwealth General Corporation 100% AEGON N.V.	Provider of investment, marketing and administrative services to insurance companies Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member — AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member — Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager:	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	AEGON USA Realty Advisors, Inc. Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member — Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company — sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of	Wyoming	100% World Financial Group	Insurance agency

Wyoming, Inc.		Insurance Agency, Inc.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners
As of July 31, 2010, there were 2,911 Contract owners.
Item 28. Indemnification
The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:
Amended and Bylaws of Transamerica Advisors Life Insurance Company, Article VI
Sections 1, 2, 3 And 4 — Indemnification
     Section 1. Actions Other Than by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.
     Section 2. Actions by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.
     Section 3. Right to Indemnification. To the extent that a director, officer of employee of the of the Corporation has been successful on the merits or otherwise, in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.
     Section 4. Determination of Right to Indemnification. Any indemnification under Sections 1 and 2 or this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that Indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Item 29. Principal Underwriters
(a) Transamerica Capital, Inc. serves as the principal underwriter for:
Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account GG, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Ressin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S. Syracuse St. Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville , KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	440 Mamaroneck Avenue, Harrington, NY 10528

(7)	1150 South Olive, Los Angeles, CA 90015
(c) Compensation to Principal Underwriter:

	Net Underwriting
	Discounts and	Compensation on	Brokerage
Name of Principal Underwriter	Commissions(1)	Redemption	Commissions	Compensation
Transamerica Capital, Inc.		0	0	0

(1)	Fiscal Year 2009
Item 30. Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.
Item 31. Management Services.
Not Applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to the registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contract may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Transamerica Advisors Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company.

(e)	Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this ___ day of September, 2010.

MERRILL LYNCH LIFE VARIABLE
ANNUITY SEPARATE ACCOUNT A

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY Depositor

*
Lon J. Olejniczak
President and Director
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director and President	,
Lon J. Olejniczak		2010

*	Director and Senior Vice	,
Robert R. Frederick	President	2010

*	Director and Vice President	,
John T. Mallett		2010

*	Director, Treasurer, Vice	,
Eric J. Martin	President, Chief Financial Officer and Corporate	2010
	Controller

	Vice President and Assistant	,
Darin D. Smith	Secretary	2010

*	By: Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(6)(a)	Articles of Incorporation of Transamerica Advisors Life Insurance Company

(6)(b)	ByLaws of Transamerica Advisors Life Insurance Company

(8)(a)(1)	Amendment No. 2 to Participation Agreement (AIM)

(8)(a)(2)	Amendment No. 6 to Participation Agreement (AIM)

(8)(a)(3)	Amendment No. 7 to Participation Agreement (AIM)

(8)(a)(4)	Amendment No. 9 to Participation Agreement (AIM)

(8)(b)	Participation Agreement (AllianceBernstein)

(8)(b)(1)	Amendment No. 4 to Participation Agreement (AllianceBernstein)

(8)(b)(2)	Amendment No. 8 to Participation Agreement (AllianceBernstein)

(8)(b)(3)	Amendment No. 9 to Participation Agreement (AllianceBernstein)

(8)(b)(4)	Amendment No. 10 to Participation Agreement (AllianceBernstein)

(8)(c)	Participation Agreement (American Century)

(8)(c)(1)	Amendment No. 1 to Participation Agreement (American Century)

(8)(d)	Participation Agreement (BlackRock)

(8)(d)(1)	Amendment No. 5 to Participation Agreement (BlackRock)

(8)(d)(2)	Amendment to Fund Participation Agreement (BlackRock)

(8)(e)	Participation Agreement (Davis)

(8)(f)	Participation Agreement (Federated)

(8)(f)(1)	Amendment No. 1 to Participation Agreement (Federated)

(8)(g)	Participation Agreement (MFS)

(8)(g)(1)	Amendment No. 2 to Participation Agreement (MFS)

(8)(h)	Participation Agreement (PIMCO)

(8)(h)(1)	Amendment No. 1 to Participation Agreement (PIMCO)

(8)(i)	Participation Agreement (Seligman)

(13)	Powers of Attorney

*	Page numbers included only in manually executed original.